Key management personnel disclosures - Summary of compensation made to directors and other members of key management personnel (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Related party transactions [abstract]
Short-term employee benefits	$ 1,176	$ 1,636	$ 2,513
Post-employment benefits	84	90	155
Long-term benefits	0	0	0
Termination benefits			315
Share-based payments	125	117	403
Key management personnel compensation	$ 1,385	$ 1,843	$ 3,386